Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of 12% Convertible Debentures

The following table represents the various financings of the 12% Convertible Debentures recognized during the year ended December 31, 2019 and carrying value as of December 31, 2019:

	Issuance Date				Total 12%
	December 12, 2018	March 18, 2019	March 27, 2019	April 8, 2019	Convertible Debentures
Principal amount of debt	$9,540,000	$1,696,000	$318,000	$100,000	$11,654,000
Less issuance costs	(590,000)	(96,000)	(18,000)	-	(704,000)
Net cash proceeds received	$8,950,000	$1,600,000	$300,000	$100,000	$10,950,000
Principal amount of debt (excluding original issue discount)	$9,540,000	$1,696,000	$318,000	$100,000	$11,654,000
Add conversion of debt from convertible debentures	3,551,528	-	-	-	3,551,528
Add: accrued interest	1,711,273	164,083	29,754	8,933	1,914,043
Principal amount of debt including accrued interest	14,802,801	1,860,083	347,754	108,933	17,119,571
Debt discount:
Allocated embedded derivative liabilities	(4,760,000)	(822,000)	(188,000)	(64,000)	(5,834,000)
Liquidated Damages recognized upon issuance	(706,944)	(67,200)	(12,600)	(4,200)	(790,944)
Issuance costs	(590,000)	(106,000)	(18,000)	-	(714,000)
Subtotal debt discount	(6,056,944)	(995,200)	(218,600)	(68,200)	(7,338,944)
Less amortization of debt discount	2,927,248	414,465	89,422	27,200	3,458,335
Unamortized debt discount	(3,129,696)	(580,735)	(129,178)	(41,000)	(3,880,609)
Carrying value at December 31, 2019	11,673,105	1,279,348	218,576	67,933	13,238,962
Less current portion	(534,993)	-	(206,204)	-	(741,197)
Carry value at December 31, 2019, net of current portion	$11,138,112	$1,279,348	$12,372	$67,933	$12,497,765

For additional information for the years ended December 31, 2020 and 2019 with respect to interest expense related to the 12% Convertible Debentures is provided in Note 19.